Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Services	$ 2,996.1	$ 3,192.4	$ 3,354.6
Technology	460.4	514.0	499.2
Total revenue	3,456.5	3,706.4	3,853.8
Cost of revenue:
Services	2,405.5	2,567.7	2,672.8
Technology	202.6	165.2	194.0
Cost of Revenue, Total	2,608.1	2,732.9	2,866.8
Selling, general and administrative expenses	559.4	572.8	586.3
Research and development expenses	69.5	81.5	76.1
Costs and Expenses, Total	3,237.0	3,387.2	3,529.2
Operating profit	219.5	319.2	324.6
Interest expense	9.9	27.5	63.1
Other income (expense), net	9.8	(37.6)	(55.5)
Income before income taxes	219.4	254.1	206.0
Provision for income taxes	99.3	97.3	64.8
Consolidated net income	120.1	156.8	141.2
Net income attributable to noncontrolling interests	11.6	11.2	7.2
Net income attributable to Unisys Corporation	108.5	145.6	134.0
Preferred stock dividends	16.2	16.2	13.5
Net income attributable to Unisys Corporation common shareholders	$ 92.3	$ 129.4	$ 120.5
Earnings per common share attributable to Unisys Corporation
Basic	$ 2.10	$ 2.95	$ 2.79
Diluted	$ 2.08	$ 2.84	$ 2.71